Dechert LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Telephone: (949) 442-6000

Fax: (949) 442-6010

March 9, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Equity Series (the “Trust”)
(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that: (i) the forms of the (a) Institutional Class, Class P, Administrative Class and Class D Prospectus for the PIMCO EqS Long/Short Fund, and the (b) Class A, Class C and Class R Prospectus for the PIMCO EqS Long/Short Fund, that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 18, which was filed on March 2, 2012; and (ii) the text of Post-Effective Amendment No. 18 was filed electronically on March 2, 2012.

Please do not hesitate to contact the undersigned at (949) 442-6007 if you have any questions regarding this certification.

Sincerely,

/s/ Matthew V. Curtin

Matthew V. Curtin

cc:	J. Stephen King, Jr. Ryan Leshaw Douglas P. Dick